UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL
AMOUNT		COUPON	MATURITY
(000)		RATE	DATE	VALUE
	Agency Adjustable Rate Mortgages (0.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$733		2.398%	11/01/36	$785,489
1,407		2.53	10/01/36	1,500,721
694		2.681	01/01/38	736,901
3,009	Federal National Mortgage Association, Conventional Pool	2.326	05/01/35	3,205,913

	Total Agency Adjustable Rate Mortgages (Cost $6,163,552)			6,229,024

	Agency Bond - Banking (FDIC Guaranteed) (0.3%)
2,080	NCUA Guaranteed Notes (Cost $2,077,109)	1.40	06/12/15	2,109,557

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
7,239	Amal Ltd. (Cayman Islands)	3.465	08/21/21	7,633,752
3,991	Safina Ltd.	2.00	12/30/23	3,898,165

	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $11,230,308)			11,531,917

	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.3%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,499,715

	Agency Fixed Rate Mortgages (34.9%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,837		3.50	08/01/42	1,851,057
15,706		4.00	12/01/41–11/01/42	16,237,972
7,293		5.00	10/01/35–01/01/40	7,965,700
2,413		5.50	11/01/39	2,655,881
200		6.50	03/01/29–09/01/32	225,073
674		7.50	05/01/35	791,496
409		8.00	08/01/32	499,063
441		8.50	08/01/31	539,735
	Federal National Mortgage Association, April TBA:
7,290	(a)	3.50	04/01/29	7,645,387
7,430	(a)	4.00	04/01/44	7,724,878
24,110	(a)	4.50	04/01/44	25,726,125
17,548	(a)	5.00	04/01/44	19,134,180
	Conventional Pools:
23,885		3.50	12/01/42	23,912,914
26,759		4.00	11/01/41–07/01/43	27,861,985
16,576		4.50	01/01/25–07/01/41	17,738,194
9,545		5.00	05/01/35–02/01/41	10,473,183
13,230		5.50	03/01/35–08/01/38	14,697,784
151		6.50	06/01/29–02/01/33	168,583
2		7.00	05/01/31	2,762
1,111		7.50	08/01/37	1,315,727
849		8.00	04/01/33	1,019,728
787		8.50	10/01/32	968,588
	May TBA:
9,120	(a)	3.50	05/01/44	9,145,650
	Government National Mortgage Association, April TBA:
14,870	(a)	3.50	04/20/44	15,179,016
	Various Pools:
1,586		3.50	12/15/41–01/15/43	1,621,399
5,519		4.00	10/20/41–11/20/42	5,809,665
4,129		6.00	03/15/26–09/20/34	4,681,774

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

775		6.50		04/15/19	786,032
266		7.00		03/20/26–07/20/29	311,715
8,540		7.50		11/15/32	9,943,591
2,227		8.00		06/15/16–08/15/31	2,371,020
3,378		8.50		07/15/30	3,905,261
1,691		9.00		04/15/16–02/15/25	1,741,483
1,243		9.50		02/15/16–12/15/20	1,271,186
1,545		10.00		07/15/15–11/15/20	1,575,763
7		12.25		06/15/15	7,220

	Total Agency Fixed Rate Mortgages (Cost $246,839,811)				247,506,770

	Asset-Backed Securities (4.7%)
369	Enterprise Fleet Financing LLC (b)	1.62		05/20/17	369,926
836	Invitation Homes 2013-SFR1 Trust (b)	1.40	(c)	12/17/30	837,160
349	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	338,844
	North Carolina State Education Assistance Authority
2,275		1.039	(c)	07/25/25	2,283,827
3,328		1.139	(c)	01/26/26	3,348,360
3,988	North Texas Higher Education Authority, Inc.	1.346	(c)	04/01/40	4,052,374
825	Panhandle-Plains Higher Education Authority, Inc.	1.183	(c)	07/01/24	826,389
5,395	PFS Financing Corp., Class A (b)	1.655	(c)	10/17/16	5,421,657
	Small Business Administration Participation Certificates
3,849		2.42		06/01/32	3,697,728
8,970		2.67		04/01/32	8,784,564
3,346	United States Small Business Administration	2.245		09/10/22	3,253,809

	Total Asset-Backed Securities (Cost $33,435,502)				33,214,638

	Collateralized Mortgage Obligations - Agency Collateral Series (13.3%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	3,981,007
2,665		2.086		03/25/19	2,669,962
3,265		2.355		07/25/22	3,115,843
10,125		2.373		05/25/22	9,724,900
4,700		2.682		10/25/22	4,577,567
5,560		2.699		05/25/18	5,768,814
5,595		2.789		01/25/22	5,563,551
3,700		3.154		02/25/18	3,906,151
4,000		3.32	(c)	02/25/23	4,062,862
3,429		3.527	(c)	10/25/23	3,516,174
5,125		3.871		04/25/21	5,488,749
34,979	IO	0.663	(c)	01/25/21	1,138,010
	IO REMIC
14,344		5.845	(c)	11/15/43	2,009,759
11,393		5.895	(c)	04/15/39	2,019,013
	REMIC
3,471		3.50		12/15/42	3,112,786
	Federal National Mortgage Association
1,978		0.595		08/25/15	1,982,332
1,720		3.763		06/25/21	1,813,152
27,594	IO	6.236	(c)	09/25/20	6,460,333
	IO REMIC
32,328		3.50		02/25/39	5,373,021
20,244		6.396	(c)	08/25/41	3,997,775
8,324		6.446	(c)	09/25/38	1,400,414
	REMIC
1,552		9.291	(c)(d)	10/25/41	1,543,424
	Government National Mortgage Association, IO
10,759		3.50		05/20/43	2,529,017
1,927		5.00		02/16/41	424,435
13,808		5.895	(c)	11/16/40	2,715,097

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

25,026		5.945	(c)	07/16/33	3,495,960
10,493		5.993	(c)	06/20/43	1,676,311

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $87,850,632)				94,066,419

	Commercial Mortgage-Backed Securities (5.4%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,810,044
2,593	CGBAM Commercial Mortgage Trust (b)	1.255	(c)	05/15/30	2,599,865
	Citigroup Commercial Mortgage Trust
1,258	(b)	2.11		01/12/30	1,268,273
13,418	IO	1.557	(c)	11/10/46	1,129,343
	COMM Mortgage Trust
791	(b)	1.873		04/12/35	768,970
2,432		3.282		01/10/46	2,369,769
12,696	IO	1.466	(c)	08/10/46	1,013,919
33,441	Commercial Mortgage Pass-Through Certificates, IO	0.927	(c)	02/10/47	1,782,854
	GS Mortgage Securities Corp. II
2,730	(b)	1.004	(c)	11/08/29	2,741,570
14,537	IO	1.565	(c)	11/10/46	1,256,269
	JP Morgan Chase Commercial Mortgage Securities Trust
2,095		4.171		08/15/46	2,228,185
3,400	(b)	4.388		07/15/46	3,672,355
	JPMBB Commercial Mortgage Securities Trust, IO
35,389		1.10	(c)	01/15/47	2,445,526
10,882		1.615	(c)	11/15/45	871,184
2,023	Queens Center Mortgage Trust (b)	3.275		01/11/37	1,922,964
	WF-RBS Commercial Mortgage Trust
5,645	(b)	4.869	(c)	02/15/44	6,227,872
	IO
18,019		0.71	(c)	08/15/46	742,882
18,026		1.156	(c)	03/15/46	1,154,537
21,799		1.616	(c)	12/15/46	1,982,214

	Total Commercial Mortgage-Backed Securities (Cost $37,448,333)				37,988,595

	Mortgages - Other (0.6%)
1,658	FDIC Guaranteed Notes Trust (b)	0.703	(c)	02/25/48	1,659,197
25,358	GS Mortgage Securities Trust	1.231		04/10/47	2,041,334
322	Wells Fargo Mortgage Backed Securities Trust	2.505	(c)	10/25/33	328,428

	Total Mortgages - Other (Cost $4,024,420)				4,028,959

	Municipal Bonds (8.4%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,693,210
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,626,518
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,664,289
5,980	Los Angeles Unified School District	5.75		07/01/34	7,032,121
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,861,336
6,245	Missouri Highway & Transportation Commission Municipal Electric Authority of Georgia	5.445		05/01/33	7,107,747
1,760		6.637		04/01/57	2,015,939
3,085		6.655		04/01/57	3,468,064
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,705,032
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	4,199,599
3,000	New York State Dormitory Authority	5.628		03/15/39	3,488,820
4,500	State Board of Administration Finance Corp., Series A	1.298		07/01/16	4,549,365
2,575	State of Oregon Department of Transportation State of Washington	5.834		11/15/34	3,153,551
2,440		5.09		08/01/33	2,653,524

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

1,580		5.481	08/01/39	1,832,531

3,800	University of California, CA	3.016	05/15/20	3,884,018

	Total Municipal Bonds (Cost $52,877,792)			59,935,664
	Sovereign (6.7%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	30,858,749
14,175	Israel Government AID Bond	5.50	09/18/23	16,813,350

	Total Sovereign (Cost $44,158,564)			47,672,099

	U.S. Agency Securities (4.5%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,103,238
6,960		4.30	12/15/21	7,739,304
	Tennessee Valley Authority
6,935		5.25	09/15/39	7,882,030
8,085		7.125	05/01/30	11,013,718

	Total U.S. Agency Securities (Cost $29,632,501)			31,738,290

	U.S. Treasury Securities (14.9%)
19,000	U.S. Treasury Bond	3.00	05/15/42	17,134,143
	U.S. Treasury Notes
15,000		0.625	05/31/17	14,828,325
40,600		0.875	12/31/16	40,699,917
32,000	(e)	1.875	09/30/17	32,784,992

	Total U.S. Treasury Securities (Cost $105,649,645)			105,447,377

	Short-Term Investments (13.9%)
	U.S. Treasury Securities (7.7%)
	U.S. Treasury Bills
46,500	(f)	0.059	06/26/14	46,496,512
8,000	(f)	0.061	05/29/14	7,999,227

	Total U.S. Treasury Securities (Cost $54,492,784)			54,495,739

NUMBER OF SHARES (000)
	Investment Company (6.2%)
43,920	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $43,919,689)			43,919,689

	Total Short-Term Investments (Cost $98,412,473)			98,415,428

	Total Investments (Cost $769,300,642) (h)(i)		111.4%	789,384,452
	Liabilities in Excess of Other Assets		(11.4)	(81,066,328)

	Net Assets		100.0%	$708,318,124

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
NCUA	National Credit Union Administration.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	Rate shown is the yield to maturity at March 31, 2014.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Futures Contracts Open at March 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
162	Long	U.S. Treasury Ultra Long Bond, Jun-14	$23,403,937	$405,000
57	Long	U.S. Treasury Long Bond, Jun-14	7,593,469	(52,406)
37	Long	U.S. Treasury 10 yr. Note, Jun-14	4,569,500	(6,360)
334	Short	U.S. Treasury 5 yr. Note, Jun-14	(39,730,344)	158,407

		Net Unrealized Appreciation		$504,641

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Bank of America NA	$25,460	3 Month USD LIBOR	Receive	2.04%	02/13/23	$1,295,431
Deutsche Bank AG	11,000	3 Month USD LIBOR	Receive	2.80	05/01/43	1,427,722
Goldman Sachs International	18,230	3 Month USD LIBOR	Receive	2.09	02/15/23	853,587
Goldman Sachs International	10,880	3 Month USD LIBOR	Receive	2.90	05/13/43	1,209,248
Royal Bank of Canada	10,180	3 Month USD LIBOR	Receive	2.06	02/06/23	496,521

		Total Unrealized Appreciation				$5,282,509

LIBOR		London Interbank Offered Rate.
USD	—	United States Dollar

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,229,024	$—	$6,229,024
Agency Bond - Banking (FDIC Guaranteed)	—	2,109,557	—	2,109,557
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	11,531,917	—	11,531,917
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	9,499,715	—	9,499,715
Agency Fixed Rate Mortgages	—	247,506,770	—	247,506,770
Asset-Backed Securities	—	33,214,638	—	33,214,638
Collateralized Mortgage Obligations - Agency Collateral Series	—	94,066,419	—	94,066,419
Commercial Mortgage-Backed Securities	—	37,988,595	—	37,988,595
Mortgages - Other	—	4,028,959	—	4,028,959
Municipal Bonds	—	59,935,664	—	59,935,664
Sovereign	—	47,672,099	—	47,672,099
U.S. Agency Securities	—	31,738,290	—	31,738,290
U.S. Treasury Securities	—	105,447,377	—	105,447,377

Total Fixed Income Securities	—	690,969,024	—	690,969,024

Short-Term Investments
U.S. Treasury Securities	—	54,495,739	—	54,495,739
Investment Company	43,919,689	—	—	43,919,689

Total Short-Term Investments	43,919,689	54,495,739	—	98,415,428

Futures Contracts	563,407	—	—	563,407
Interest Rate Swap Agreements	—	5,282,509	—	5,282,509

Total Assets	44,483,096	750,747,272	—	795,230,368

Liabilities:
Futures Contracts	(58,766)	—	—	(58,766)

Total Liabilities	(58,766)	—	—	(58,766)

Total	$44,424,330	$750,747,272	$—	$795,171,602

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014